Share-Based Payment (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Payment [Abstract]
Schedule of Financial Statements for Services Received from Employees and Officers

The expense recognized in the financial statements for services received from employees and officers is shown in the following table:

	Year ended December 31,
	2025	2024	2023
	USD in thousands

Equity-settled share-based payment plans	3,189	2,070	7,115

Schedule of Number of Share Options and the Weighted Average Exercise Prices

The following table presents the changes in the number of share options and the weighted average exercise prices of share options:

	2025		2024
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price

Share options outstanding at beginning of year	-	426,000	2	1,506,000
Share options granted during the year	-	-	-	-
Share options exercised during the year	-	-	-	7,500
Share options forfeited during the year	-	-	-	6,000
Share options expired during the year	-	1,205,000	-	2,476,500

Share options outstanding at end of year	-	933,532	-	426,000

Share options exercisable at end of year	-	1	-	378,000

Schedule of Status of RSUs

A summary of the status of RSUs under the Plan as of December 31, 2025 and changes during the relevant period ended on that date is presented below:

Number of RSU

Outstanding at beginning of year*	1
Granted	451
Vested	(12)
Forfeited and cancelled	(9)

Outstanding at end of year	431

*	This includes shares granted with performance obligations which were not fulfilled as of December 31, 2025.

Schedule of Total Equity-Based Compensation Expense

The total equity-based compensation expense related to all of the Company’s equity-based awards recognized for the years ended December 31, 2025, 2024 and 2023, was comprised as follows:

	Year ended December 31,
	2025	2024	2023

Cost of revenues	-	-	35
Research and development expenses	163	(11)	3,010
Sales and marketing expenses	85	(32)	211
General and administrative expenses	2,941	2,113	3,859

Total share-based payment	3,189	2,070	7,115